GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 95.3%
Brazil – 4.5%
2,191,500	Banco Bradesco SA ADR (Banks)	$ 7,735,995
45,200	Banco Bradesco SA (Banks)	141,944
183,700	Banco do Brasil SA (Banks)	1,872,060
44,214	Banco Santander Brasil SA ADR (Banks)(a)	268,379
1,033,900	BB Seguridade Participacoes SA (Insurance)	6,804,117
13,039	Cia Energetica de Minas Gerais (Utilities)	50,846
4,608,370	Cia Energetica de Minas Gerais ADR (Utilities)	12,120,013
2,005,800	Cielo SA (Financial Services)	2,002,089
1,602,700	Cyrela Brazil Realty SA Empreendimentos e Participacoes (Consumer Durables & Apparel)	8,073,236
322,200	Direcional Engenharia SA (Consumer Durables & Apparel)	1,437,678
77,799	Kepler Weber SA (Capital Goods)	154,487
13,500	Mahle Metal Leve SA (Automobiles & Components)	129,583
2,116,050	Petroleo Brasileiro SA ADR (Energy)	31,063,614
37,500	Porto Seguro SA (Insurance)	227,042
30,600	Rede D’Or Sao Luiz SA (Health Care Equipment & Services)(b)	232,958
23,900	Smartfit Escola de Ginastica e Danca SA (Consumer Services)*	115,539
495,100	Telefonica Brasil SA (Telecommunication Services)	4,408,916
876,600	Vale SA ADR (Materials)	12,824,658

		89,663,154

Chile – 0.9%
753,616	Aguas Andinas SA, Class A (Utilities)	264,097
68,862,160	Banco de Chile (Banks)	7,666,445
83,913	Banco de Credito e Inversiones SA (Banks)	2,520,556
69,978	Banco Santander Chile ADR (Banks)	1,476,536
26,743,504	Cia Sud Americana de Vapores SA (Transportation)	2,024,224
5,449,723	Colbun SA (Utilities)	860,385
158,877	Empresas CMPC SA (Materials)	313,609
8,241,503	Enel Americas SA (Utilities)*	1,114,002
240,458,238	Latam Airlines Group SA (Transportation)*	2,301,557
75,219	Quinenco SA (Capital Goods)	261,804

		18,803,215

Shares	Description	Value

Common Stocks – (continued)
China – 31.2%
3,440,300	Alibaba Group Holding Ltd. (Consumer Discretionary Distribution & Retail)*	$ 43,964,921
315,600	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	3,740,149
45,600	Autohome, Inc. ADR (Media & Entertainment)	1,457,832
481,550	Baidu, Inc., Class A (Media & Entertainment)*	9,414,681
21,400	BOC Aviation Ltd. (Capital Goods)(b)	179,378
60,311	BYD Co. Ltd., Class A (Automobiles & Components)	2,302,093
526,000	BYD Co. Ltd., Class H (Automobiles & Components)	18,735,080
7,573,000	China CITIC Bank Corp. Ltd., Class H (Banks)	3,662,262
3,418,000	China Communications Services Corp. Ltd., Class H (Capital Goods)	1,625,999
25,689,000	China Construction Bank Corp., Class H (Banks)	14,973,055
140,500	China Galaxy Securities Co. Ltd., Class H (Financial Services)	82,202
604,550	China International Marine Containers Group Co. Ltd., Class H (Capital Goods)	359,954
1,794,000	China Lesso Group Holdings Ltd. (Capital Goods)	1,225,757
1,019,000	China Medical System Holdings Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,715,949
11,357,880	China Minsheng Banking Corp. Ltd., Class A (Banks)	6,388,755
155,900	China National Medicines Corp. Ltd., Class A (Health Care Equipment & Services)	726,540
581,404	China Pacific Insurance Group Co. Ltd., Class A (Insurance)	2,440,130
4,925,400	China Pacific Insurance Group Co. Ltd., Class H (Insurance)	13,278,495
555,200	China Railway Group Ltd., Class A (Capital Goods)	625,339
4,370,000	China Railway Group Ltd., Class H (Capital Goods)	2,873,106
90,000	China Resources Beer Holdings Co. Ltd. (Food, Beverage & Tobacco)	579,859
790,000	China Resources Land Ltd. (Real Estate Management & Development)	3,686,321

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
4,159,000	CITIC Ltd. (Capital Goods)	$ 4,694,783
212,903	Contemporary Amperex Technology Co. Ltd., Class A (Capital Goods)	7,097,552
16,573,828	CRRC Corp. Ltd., Class A (Capital Goods)	15,574,283
12,930,000	CRRC Corp. Ltd., Class H (Capital Goods)	7,136,178
6,478,482	Daqin Railway Co. Ltd., Class A (Transportation)	6,490,762
47,300	Daqo New Energy Corp. ADR (Semiconductors & Semiconductor Equipment)*	1,848,011
488,000	Dongfeng Motor Group Co. Ltd., Class H (Automobiles & Components)	228,398
225,000	Dongyue Group Ltd. (Materials)	221,977
10,982,064	Focus Media Information Technology Co. Ltd., Class A (Media & Entertainment)	11,463,226
4,553,000	Geely Automobile Holdings Ltd. (Automobiles & Components)	6,643,893
121,572	GoodWe Technologies Co. Ltd., Class A (Capital Goods)	2,822,044
1,140,000	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H (Health Care Equipment & Services)	3,416,307
7,300	H World Group Ltd. ADR (Consumer Services)*	350,692
871,000	Haidilao International Holding Ltd. (Consumer Services)(b)	2,460,108
536,500	Hangzhou Oxygen Plant Group Co. Ltd., Class A (Materials)	2,560,309
225,700	Hello Group, Inc. ADR (Media & Entertainment)	2,403,705
177,119	JA Solar Technology Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	824,942
651,621	JD.com, Inc., Class A (Consumer Discretionary Distribution & Retail)	13,490,893
410,000	Jiangsu Expressway Co. Ltd., Class H (Transportation)	375,981
73,725	Jiangsu King’s Luck Brewery JSC Ltd., Class A (Food, Beverage & Tobacco)	631,639
84,300	Jiangsu Pacific Quartz Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	1,212,463
1,326,000	Jiangxi Copper Co. Ltd., Class H (Materials)	2,227,626

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,893,642	Jointown Pharmaceutical Group Co. Ltd., Class A (Health Care Equipment & Services)	$ 2,625,496
29,700	JOYY, Inc. ADR (Media & Entertainment)	1,032,372
426,600	KE Holdings, Inc. ADR (Real Estate Management & Development)*	7,431,372
1,156,500	Kingboard Holdings Ltd. (Technology Hardware & Equipment)	3,218,138
3,964,000	Kingdee International Software Group Co. Ltd. (Software & Services)*	6,953,111
345,100	Kuaishou Technology (Media & Entertainment)*(b)	3,028,821
7,554,000	Lenovo Group Ltd. (Technology Hardware & Equipment)	8,696,083
227,000	Li Auto, Inc., Class A (Automobiles & Components)*	4,873,018
9,141,700	Lingyi iTech Guangdong Co., Class A (Technology Hardware & Equipment)	7,869,531
2,029,960	Meituan, Class B (Consumer Services)*(b)	38,752,179
1,355,500	NetEase, Inc. (Media & Entertainment)	29,523,242
774,200	Nongfu Spring Co. Ltd., Class H (Food, Beverage & Tobacco)(b)	4,513,924
63,200	PDD Holdings, Inc. ADR (Consumer Discretionary Distribution & Retail)*	5,676,624
6,387,681	People’s Insurance Co. Group of China Ltd. (The), Class A (Insurance)	5,651,536
13,204,000	People’s Insurance Co. Group of China Ltd. (The), Class H (Insurance)	5,083,394
7,510,347	PetroChina Co. Ltd., Class A (Energy)	8,340,531
14,446,000	PetroChina Co. Ltd., Class H (Energy)	10,592,343
13,636,000	PICC Property & Casualty Co. Ltd., Class H (Insurance)	15,993,993
323,265	Ping An Insurance Group Co. of China Ltd., Class A (Insurance)	2,388,316
343,500	Ping An Insurance Group Co. of China Ltd., Class H (Insurance)	2,502,996
154,504	Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A (Energy)	353,716
6,907,884	Shenergy Co. Ltd., Class A (Utilities)	6,556,039
311,176	Shenzhen Transsion Holdings Co. Ltd., Class A (Technology Hardware & Equipment)	5,346,209
8,832,000	Shougang Fushan Resources Group Ltd. (Materials)	2,547,013

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
147,500	Sinopec Engineering Group Co. Ltd., Class H (Capital Goods)	$ 66,567
1,186,800	Sinopharm Group Co. Ltd., Class H (Health Care Equipment & Services)	3,737,461
3,431,500	Sinotruk Hong Kong Ltd. (Capital Goods)	7,210,058
208,900	Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)	2,048,072
2,084,700	Tencent Holdings Ltd. (Media & Entertainment)	95,815,215
1,578,800	Tencent Music Entertainment Group ADR (Media & Entertainment)*	11,035,812
258,800	Tongcheng Travel Holdings Ltd. (Consumer Services)*(c)	628,007
121,050	Trip.com Group Ltd. (Consumer Services)*	4,944,024
91,200	Trip.com Group Ltd. ADR (Consumer Services)*	3,742,848
1,216,000	Tsingtao Brewery Co. Ltd., Class H (Food, Beverage & Tobacco)	10,934,688
564,300	Vipshop Holdings Ltd. ADR (Consumer Discretionary Distribution & Retail)*	10,625,769
674,976	Wanhua Chemical Group Co. Ltd., Class A (Materials)	9,252,155
337,000	Weichai Power Co. Ltd., Class H (Capital Goods)	499,248
267,000	Wuxi Biologics Cayman, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*(b)	1,540,803
6,231,000	Xiaomi Corp., Class B (Technology Hardware & Equipment)*(b)	9,912,781
894,000	Xinyi Solar Holdings Ltd. (Semiconductors & Semiconductor Equipment)	970,747
273,000	Yum China Holdings, Inc. (Consumer Services)	16,658,460
219,531	Yunnan Baiyao Group Co. Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)	1,654,601
709,388	Zhejiang Chint Electrics Co. Ltd., Class A (Capital Goods)	2,815,132
315,200	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A (Semiconductors & Semiconductor Equipment)	2,727,544
454,600	Zhuzhou CRRC Times Electric Co. Ltd., Class H (Capital Goods)	1,812,301

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
118,700	ZTO Express Cayman, Inc. ADR (Transportation)	$ 3,299,860

		619,695,779

Greece – 0.4%
485,785	OPAP SA (Consumer Services)	8,543,773

Hong Kong – 0.4%
17,098,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	7,754,587
352,000	Truly International Holdings Ltd. (Technology Hardware & Equipment)	43,982

		7,798,569

India – 13.6%
206,609	ABB India Ltd. (Capital Goods)	11,451,237
17,569	ACC Ltd. (Materials)	431,487
29,404	Adani Ports & Special Economic Zone Ltd. (Transportation)	278,205
170,556	Ambuja Cements Ltd. (Materials)	961,199
162,062	APL Apollo Tubes Ltd. (Materials)	3,143,893
163,075	Apollo Hospitals Enterprise Ltd. (Health Care Equipment & Services)	10,265,767
24,065	Bajaj Auto Ltd. (Automobiles & Components)	1,444,545
10,972	Bajaj Holdings & Investment Ltd. (Financial Services)	1,007,108
2,430,263	Bank of Baroda (Banks)	5,985,121
39,461	BEML Ltd. (Capital Goods)	967,323
8,737,282	Bharat Electronics Ltd. (Capital Goods)	13,902,237
235,394	Birlasoft Ltd. (Software & Services)	1,225,280
11,132	Britannia Industries Ltd. (Food, Beverage & Tobacco)	648,894
472,908	Canara Bank (Banks)	1,983,094
69,151	Ceat Ltd. (Automobiles & Components)	2,079,859
476,162	Cholamandalam Investment and Finance Co. Ltd. (Financial Services)	6,560,863
190,872	Cochin Shipyard Ltd. (Capital Goods)(b)	1,553,765
32,590	CreditAccess Grameen Ltd. (Financial Services)*	577,456
206,752	Cummins India Ltd. (Capital Goods)	4,952,954
16,486	Cyient Ltd. (Software & Services)	294,343
13,405	Dalmia Bharat Ltd. (Materials)	318,745

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
66,849	Dixon Technologies India Ltd. (Consumer Durables & Apparel)	$ 3,354,507
38,050	Dr. Reddy’s Laboratories Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)	2,613,274
393,942	Eicher Motors Ltd. (Automobiles & Components)	16,135,504
190,650	Great Eastern Shipping Co. Ltd. (The) (Energy)	1,831,981
92,035	HDFC Bank Ltd. ADR (Banks)	6,284,150
108,962	HDFC Bank Ltd. (Banks)	2,187,531
148,564	Hero MotoCorp Ltd. (Automobiles & Components)	5,792,183
999,838	Hindustan Zinc Ltd. (Materials)	3,916,289
47,623	ICICI Bank Ltd. ADR (Banks)	1,170,097
1,896,281	IDFC First Bank Ltd. (Banks)*	2,013,555
129,766	IndiaMart InterMesh Ltd. (Capital Goods)(b)	4,914,161
126,167	Indian Hotels Co. Ltd. (Consumer Services)	606,865
53,774	InterGlobe Aviation Ltd. (Transportation)*(b)	1,696,649
4,543,410	ITC Ltd. (Food, Beverage & Tobacco)	25,744,791
485,272	Jindal Saw Ltd. (Materials)	1,916,360
106,435	Jindal Stainless Ltd. (Materials)	519,683
43,721	Jindal Steel & Power Ltd. (Materials)	356,371
26,542	JK Cement Ltd. (Materials)	1,057,216
380,868	JK Paper Ltd. (Materials)	1,531,899
1,329,947	JSW Steel Ltd. (Materials)	13,231,584
147,831	Karnataka Bank Ltd. (The) (Banks)	374,840
38,071	Kotak Mahindra Bank Ltd. (Banks)	860,371
142,432	KPIT Technologies Ltd. (Software & Services)	1,878,343
64,818	Maruti Suzuki India Ltd. (Automobiles & Components)	7,745,944
760,030	Max Healthcare Institute Ltd. (Health Care Equipment & Services)*	5,501,005
3,094	MRF Ltd. (Automobiles & Components)	3,876,141
135,344	Narayana Hrudayalaya Ltd. (Health Care Equipment & Services)	1,663,579
418,305	Petronet LNG Ltd. (Energy)	1,189,295
21,165	Polycab India Ltd. (Capital Goods)	1,240,693
854,797	Power Finance Corp. Ltd. (Financial Services)	2,720,600
51,208	Power Grid Corp. of India Ltd. (Utilities)	165,798
162,086	Ramkrishna Forgings Ltd. (Materials)	1,110,691

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
5,173,089	REC Ltd. (Financial Services)	$ 12,774,031
65,836	SBI Life Insurance Co. Ltd. (Insurance)(b)	1,027,707
799	Shree Cement Ltd. (Materials)(c)	234,358
2,055,234	State Bank of India (Banks)	15,524,819
159,097	Tata Consultancy Services Ltd. (Software & Services)	6,627,822
1,511,878	Tata Motors Ltd. (Automobiles & Components)	11,862,863
55,115	Tata Motors Ltd., Class A (Automobiles & Components)	278,080
52,169	Torrent Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,271,931
196,758	TVS Motor Co. Ltd. (Automobiles & Components)	3,298,048
127,666	UltraTech Cement Ltd. (Materials)	12,921,298
1,047,521	Varun Beverages Ltd. (Food, Beverage & Tobacco)	10,250,690

		271,306,972

Indonesia – 2.5%
8,346,100	AKR Corporindo Tbk PT (Energy)	767,082
21,339,200	Aneka Tambang Tbk (Materials)	2,812,728
2,652,600	Astra International Tbk PT (Capital Goods)	1,205,459
19,135,200	Bank Central Asia Tbk PT (Banks)	11,588,885
39,526,800	Bank Mandiri Persero Tbk PT (Banks)	15,025,934
378,200	Bank Negara Indonesia Persero Tbk PT (Banks)	222,647
8,246,200	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT (Banks)	650,728
22,175,900	Bank Pembangunan Daerah Jawa Timur Tbk PT (Banks)	970,563
38,035,600	Bank Rakyat Indonesia Persero Tbk PT (Banks)	14,240,681
551,200	Indocement Tunggal Prakarsa Tbk PT (Materials)	381,120
719,300	Indofood CBP Sukses Makmur Tbk PT (Food, Beverage & Tobacco)	534,493
10,787,700	Surya Esa Perkasa Tbk PT (Materials)	422,240
226,900	United Tractors Tbk PT (Energy)	414,518

		49,237,078

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Kuwait – 0.3%
4,200	Humansoft Holding Co. KSC (Consumer Services)	$ 49,226
14,798	Jazeera Airways Co. KSCP (Transportation)	96,341
1,646,693	Kuwait Finance House KSCP (Banks)	4,230,339
126,351	Mobile Telecommunications Co. KSCP (Telecommunication Services)	214,287
559,646	National Bank of Kuwait SAKP (Banks)	1,752,583

		6,342,776

Mexico – 2.9%
1,620,740	Arca Continental SAB de CV (Food, Beverage & Tobacco)	16,237,405
216,513	Coca-Cola Femsa SAB de CV ADR (Food, Beverage & Tobacco)	18,256,376
1,989,733	Grupo Financiero Banorte SAB de CV, Class O (Banks)	18,858,795
46,355	Kimberly-Clark de Mexico SAB de CV, Class A (Household & Personal Products)	108,849
49,800	Southern Copper Corp. (Materials)	4,354,512
15,100	Ternium SA ADR (Materials)	674,215

		58,490,152

Peru – 0.1%
7,400	Credicorp Ltd. (Banks)	1,162,170

Philippines – 0.8%
930,379	Bank of the Philippine Islands (Banks)	1,939,981
962,960	BDO Unibank, Inc. (Banks)	2,546,597
76,030	GT Capital Holdings, Inc. (Capital Goods)	754,809
1,736,300	International Container Terminal Services, Inc. (Transportation)	6,861,867
163,390	Jollibee Foods Corp. (Consumer Services)	758,903
1,931,000	Metro Pacific Investments Corp. (Financial Services)	171,233
1,788,160	Metropolitan Bank & Trust Co. (Banks)	1,954,730
1,169,300	Robinsons Land Corp. (Real Estate Management & Development)	319,563
22,840	SM Investments Corp. (Capital Goods)	379,505

		15,687,188

Shares	Description	Value

Common Stocks – (continued)
Poland – 0.7%
75,103	Bank Pekao SA (Banks)	$ 2,217,634
1,033,566	Powszechny Zaklad Ubezpieczen SA (Insurance)	10,452,398
5,795	Santander Bank Polska SA (Banks)*	574,932

		13,244,964

Qatar – 0.4%
996,707	Commercial Bank PSQC (The) (Banks)	1,712,082
271,763	Dukhan Bank (Banks)(c)	308,611
377,292	Mesaieed Petrochemical Holding Co. (Materials)	202,312
1,699,932	Qatar Aluminum Manufacturing Co. (Materials)	631,121
203,488	Qatar Electricity & Water Co. QSC (Utilities)	1,013,788
493,905	Qatar Gas Transport Co. Ltd. (Energy)	571,910
192,874	Qatar Islamic Bank (Banks)	1,120,797
468,386	Qatar National Bank QPSC (Banks)	2,185,110

		7,745,731

Russia – 0.0%
106,118	PhosAgro PJSC GDR (Materials)*(c)	—
683	PhosAgro PJSC NPV GDR (Materials)(c)	—
18,426	Polyus PJSC GDR (Materials)*(c)	—
2,789,380	Sberbank of Russia PJSC (Banks)(c)	—
274,080,000	VTB Bank PJSC (Banks)*(c)	—

		—

Saudi Arabia – 3.5%
523,971	Abdullah Al Othaim Markets Co. (Consumer Staples Distribution & Retail)	2,063,819
9,428	ACWA Power Co. (Utilities)	463,438
113,945	Al Hammadi Holding (Health Care Equipment & Services)	1,785,255
11,036	Aldrees Petroleum and Transport Services Co. (Energy)(c)	351,237
16,630	Almarai Co. JSC (Food, Beverage & Tobacco)	305,392
521,311	Arab National Bank (Banks)	3,701,271
28,459	Arabian Cement Co/Saudi Arabia (Materials)	296,587
4,089	Banque Saudi Fransi (Banks)	46,419
234,002	Bawan Co. (Capital Goods)	2,249,353
18,385	Bupa Arabia for Cooperative Insurance Co. (Insurance)	845,609

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Saudi Arabia – (continued)
251,690	Dr Sulaiman Al Habib Medical Services Group Co. (Health Care Equipment & Services)	$ 19,389,424
50,281	Kingdom Holding Co. (Financial Services)	103,311
68,189	Leejam Sports Co. JSC (Consumer Services)	2,682,737
18,017	Mouwasat Medical Services Co. (Health Care Equipment & Services)	1,204,709
12,228	National Gas & Industrialization Co. (Utilities)	218,273
80,342	National Medical Care Co. (Health Care Equipment & Services)	2,912,494
86,638	Northern Region Cement Co. (Materials)	263,181
1,226,020	Riyad Bank (Banks)	10,393,663
869,982	Sahara International Petrochemical Co. (Materials)	8,778,821
106,505	Saudi Automotive Services Co. (Consumer Discretionary Distribution & Retail)	1,684,724
329,952	Saudi Awwal Bank (Banks)	3,346,988
36,010	Saudi Cement Co. (Materials)	550,958
104,223	Saudi Investment Bank (The) (Banks)	497,236
180,357	Saudi National Bank (The) (Banks)	1,853,315
28,638	Savola Group (The) (Food, Beverage & Tobacco)	322,802
231,981	Seera Group Holding (Consumer Services)*	1,780,004
131,315	Yamama Cement Co. (Materials)	1,258,336
20,894	Yanbu Cement Co. (Materials)	222,708

		69,572,064

South Africa – 2.2%
54,670	Absa Group Ltd. (Banks)(c)	579,417
18,197	Anglo American Platinum Ltd. (Materials)	909,471
8,254,600	FirstRand Ltd. (Financial Services)	33,578,667
220,201	Gold Fields Ltd. ADR (Materials)	3,406,509
32,141	Investec Ltd. (Financial Services)	200,623
370,431	Netcare Ltd. (Health Care Equipment & Services)	289,986
1,687,207	Old Mutual Ltd. (Insurance)	1,227,403
133,672	Sanlam Ltd. (Insurance)	491,598
163,814	Shoprite Holdings Ltd. (Consumer Staples Distribution & Retail)	2,366,927

Shares	Description	Value

Common Stocks – (continued)
South Africa – (continued)
51,604	Sun International Ltd./South Africa (Consumer Services)	$ 102,234

		43,152,835

South Korea – 12.7%
93,940	DB Insurance Co. Ltd. (Insurance)	5,554,709
95,617	Doosan Bobcat, Inc. (Capital Goods)	4,386,095
141,800	GS Holdings Corp. (Capital Goods)	4,190,111
25,693	HAESUNG DS Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,552,210
93,752	Hana Financial Group, Inc. (Banks)	2,889,017
19,238	Hankook Tire & Technology Co. Ltd. (Automobiles & Components)(c)	583,513
93,232	Hanmi Semiconductor Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,547,824
26,071	Hanwha Aerospace Co. Ltd. (Capital Goods)	2,501,247
22,455	Hanwha Corp. (Capital Goods)	543,518
130,762	HD Hyundai Construction Equipment Co. Ltd. (Capital Goods)	8,384,089
560,631	HD Hyundai Infracore Co. Ltd. (Capital Goods)	5,422,420
22,823	HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (Capital Goods)*	2,209,201
4,677	Hyosung TNC Corp. (Materials)	1,244,520
1,709	Hyundai Glovis Co. Ltd. (Transportation)	233,686
3,555	Hyundai Mobis Co. Ltd. (Automobiles & Components)	649,557
159,344	Hyundai Motor Co. (Automobiles & Components)	24,499,701
32,427	Hyundai Rotem Co. Ltd. (Capital Goods)*	797,563
121,348	JB Financial Group Co. Ltd. (Banks)	814,211
494,398	KB Financial Group, Inc. (Banks)	19,801,331
11,193	KH Vatec Co. Ltd. (Technology Hardware & Equipment)	164,832
526,100	Kia Corp. (Automobiles & Components)	34,143,528
131,792	Korea Aerospace Industries Ltd. (Capital Goods)	5,088,298
462	LF Corp. (Consumer Durables & Apparel)	5,034
113,709	LG Electronics, Inc. (Consumer Durables & Apparel)	9,679,065
123,675	LIG Nex1 Co. Ltd. (Capital Goods)	7,441,687

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
21,683	Lithium for earth, Inc. (Semiconductors & Semiconductor Equipment)*	$ 314,588
122,395	LX INTERNATIONAL Corp. (Capital Goods)	3,692,127
74,068	NAVER Corp. (Media & Entertainment)	13,196,501
14,885	POSCO Holdings, Inc. (Materials)	7,500,276
5,733	Posco International Corp. (Capital Goods)	405,684
1,162,838	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	63,668,481
15,777	Samsung SDI Co. Ltd. (Technology Hardware & Equipment)	8,235,669
4,227	SeAH Steel Holdings Corp. (Materials)	680,479
5,907	Sebang Global Battery Co. Ltd. (Automobiles & Components)(c)	219,893
194,575	Seoul Semiconductor Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,786,629
256,405	Shinhan Financial Group Co. Ltd. (Banks)	7,057,112
13,955	SNT Motiv Co. Ltd. (Automobiles & Components)	528,574

		253,612,980

Taiwan – 14.8%
309,000	ADATA Technology Co. Ltd. (Semiconductors & Semiconductor Equipment)	806,913
401,455	Advantech Co. Ltd. (Technology Hardware & Equipment)	5,013,265
3,481,000	Ardentec Corp. (Semiconductors & Semiconductor Equipment)	6,846,303
3,051,000	ASE Technology Holding Co. Ltd. (Semiconductors & Semiconductor Equipment)	11,166,911
672,000	Asia Vital Components Co. Ltd. (Technology Hardware & Equipment)	6,905,875
147,000	ASROCK, Inc. (Technology Hardware & Equipment)	1,188,421
1,373,000	Brighton-Best International Taiwan, Inc. (Capital Goods)	1,450,903
1,434,000	Catcher Technology Co. Ltd. (Technology Hardware & Equipment)	7,929,630
419,000	Chicony Electronics Co. Ltd. (Technology Hardware & Equipment)	1,395,800

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
1,725,000	Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)	$ 3,813,410
7,387,000	Compal Electronics, Inc. (Technology Hardware & Equipment)	7,171,510
134,000	eMemory Technology, Inc. (Semiconductors & Semiconductor Equipment)	7,940,624
232,000	Everlight Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	383,736
2,634,000	Getac Holdings Corp. (Technology Hardware & Equipment)	5,692,372
685,000	Gigabyte Technology Co. Ltd. (Technology Hardware & Equipment)	6,866,442
142,000	Global Brands Manufacture Ltd. (Technology Hardware & Equipment)	232,280
45,000	Gudeng Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)(c)	515,973
1,082,000	Hon Hai Precision Industry Co. Ltd. (Technology Hardware & Equipment)	3,744,078
544,000	IEI Integration Corp. (Technology Hardware & Equipment)	1,427,102
291,000	Innodisk Corp. (Technology Hardware & Equipment)*	2,919,404
187,000	ITE Technology, Inc. (Semiconductors & Semiconductor Equipment)	921,975
31,000	Jentech Precision Industrial Co. Ltd. (Semiconductors & Semiconductor Equipment)*	525,538
3,044,000	Lite-On Technology Corp. (Technology Hardware & Equipment)	14,636,455
116,100	M31 Technology Corp. (Semiconductors & Semiconductor Equipment)	3,272,737
611,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)	13,445,006
1,682,000	Micro-Star International Co. Ltd. (Technology Hardware & Equipment)	10,432,680
138,000	Mitac Holdings Corp. (Technology Hardware & Equipment)	207,008
19,000	MPI Corp. (Semiconductors & Semiconductor Equipment)	124,111

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
1,067,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	$ 14,429,616
914,000	Primax Electronics Ltd. (Technology Hardware & Equipment)	1,878,968
2,310,000	Quanta Computer, Inc. (Technology Hardware & Equipment)	17,574,165
1,268,000	Radiant Opto-Electronics Corp. (Semiconductors & Semiconductor Equipment)	4,869,416
76,000	SDI Corp. (Semiconductors & Semiconductor Equipment)	258,527
1,167,000	Sino-American Silicon Products, Inc. (Semiconductors & Semiconductor Equipment)	6,381,125
484,000	Sunonwealth Electric Machine Industry Co. Ltd. (Capital Goods)	2,039,826
6,139,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	110,855,632
1,668,000	Taiwan Surface Mounting Technology Corp. (Semiconductors & Semiconductor Equipment)	4,808,151
923,000	Ton Yi Industrial Corp. (Materials)	523,561
36,011	Topco Scientific Co. Ltd. (Semiconductors & Semiconductor Equipment)	206,302
1,537,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	2,309,650
5,000	Voltronic Power Technology Corp. (Capital Goods)(c)	279,003
104,000	Wistron Corp. (Technology Hardware & Equipment)	469,428

		293,859,832

Thailand – 1.7%
4,181,100	Bumrungrad Hospital PCL (Health Care Equipment & Services)	26,410,788
3,179,700	Gulf Energy Development PCL (Utilities)	4,626,199
416,700	Krung Thai Bank PCL (Banks)	249,768
36,642,400	TMBThanachart Bank PCL (Banks)	1,842,457

		33,129,212

Shares	Description		Value

Common Stocks – (continued)
Turkey – 0.9%
223,684	Enerjisa Enerji AS (Utilities)(b)		$ 421,554
0	Enka Insaat ve Sanayi AS (Capital Goods)		0
109,825	KOC Holding AS (Capital Goods)		550,521
78,355	Mavi Giyim Sanayi Ve Ticaret AS, Class B (Consumer Durables & Apparel)(b)		253,741
552,338	Tofas Turk Otomobil Fabrikasi AS (Automobiles & Components)		6,191,335
875,710	Turk Hava Yollari AO (Transportation)*		7,615,414
3,836,610	Turkiye Is Bankasi AS, Class C (Banks)		2,153,873
2,779,565	Yapi ve Kredi Bankasi AS (Banks)		1,469,102

			18,655,540

United Arab Emirates – 0.8%
341,598	Abu Dhabi Islamic Bank PJSC (Banks)		1,045,376
3,845,956	Air Arabia PJSC (Transportation)		2,816,745
1,339,711	Dubai Islamic Bank PJSC (Banks)		2,098,055
359,251	Emaar Properties PJSC (Real Estate Management & Development)		661,039
1,590,439	Emirates NBD Bank PJSC (Banks)		7,359,149
1,754,002	EMSTEEL Building Materials PJSC (Materials)*		759,360
228,937	First Abu Dhabi Bank PJSC (Banks)		912,411

			15,652,135

United States – 0.0%
6,100	GCC SAB de CV (Materials)		59,040

TOTAL COMMON STOCKS (Cost $1,666,519,186)			$1,895,415,159

Shares	Description	Rate	Value

Preferred Stocks – 2.0%
Brazil – 1.5%
12,900	Azul SA (Transportation)*	0.00%	$ 48,286
130,400	Banco ABC Brasil SA (Banks)	8.29	515,671
955,100	Itau Unibanco Holding SA (Banks)	5.35	5,784,629
3,319,900	Itausa SA (Banks)	6.38	6,894,299
4,356,300	Marcopolo SA (Capital Goods)	5.81	4,818,070
1,530,300	Petroleo Brasileiro SA (Energy)	15.67	10,067,699
188,500	Randon SA Implementos e Participacoes (Capital Goods)	4.11	495,890

			28,624,544

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Rate	Value

Preferred Stocks – (continued)
South Korea – 0.5%
284,543	Mirae Asset Securities Co. Ltd. (Financial Services)	5.56%	$ 792,302
208,410	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	2.49	9,386,949

			10,179,251

TOTAL PREFERRED STOCKS (Cost $35,689,235)			$ 38,803,795

Shares	Dividend Rate		Value

Investment Company – 0.1%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,054,864	5.220%		$ 2,054,864
(Cost $2,054,864)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,704,263,285)			$1,936,273,818

Securities Lending Reinvestment Vehicle – 0.0%(d)
Goldman Sachs Financial Square Government Fund – Institutional Shares
93,125	5.220%		$ 93,125
(Cost $93,125)

TOTAL INVESTMENTS – 97.4% (Cost $1,704,356,410)			$1,936,366,943

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.6%			51,676,280

NET ASSETS – 100.0%			$1,988,043,223

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e. Level 3.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Sector Name	% of Market Value
Information Technology	22.7%
Financials	19.7
Consumer Discretionary	17.4
Industrials	9.8
Communication Services	9.5
Materials	5.6
Health Care	5.0
Consumer Staples	4.8
Energy	3.4
Utilities	1.4
Real Estate	0.6
Investment Company	0.1
Securities Lending Reinvestment Vehicle	0.0
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
MSCI EAFE E-Mini Index	736	09/15/23	$38,798,240	$1,715,449

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 95.9%
Australia – 9.0%
43,814	Allkem Ltd. (Materials)*	$ 438,649
467,134	ANZ Group Holdings Ltd. (Banks)	8,104,394
92,506	ASX Ltd. (Financial Services)	3,864,778
566,337	BHP Group Ltd. (Materials)	17,625,470
187,133	BlueScope Steel Ltd. (Materials)	2,759,663
358,971	Challenger Ltd. (Financial Services)	1,735,056
57,874	Cochlear Ltd. (Health Care Equipment & Services)	9,310,333
216,166	Commonwealth Bank of Australia (Banks)	15,379,948
217,937	CSR Ltd. (Materials)	840,675
1,971,060	Glencore PLC (Materials)	11,986,886
394,063	Goodman Group REIT (Equity Real Estate Investment Trusts)	5,448,773
30,008	HUB24 Ltd. (Financial Services)	569,306
29,669	Macquarie Group Ltd. (Financial Services)	3,498,864
85,901	National Australia Bank Ltd. (Banks)	1,645,524
880,664	Perseus Mining Ltd. (Materials)	1,035,473
256,850	Pilbara Minerals Ltd. (Materials)	840,297
2,483,551	Qantas Airways Ltd. (Transportation)*	10,912,164
50,306	Rio Tinto PLC ADR (Materials)	3,347,864
4,218,409	Scentre Group REIT (Equity Real Estate Investment Trusts)	7,982,468
47,086	Seven Group Holdings Ltd. (Capital Goods)	831,259
71,492	Suncorp Group Ltd. (Insurance)	685,039
399,149	Technology One Ltd. (Software & Services)	4,229,047
979,007	Telstra Group Ltd. (Telecommunication Services)	2,802,128
1,024,060	Vicinity Ltd. REIT (Equity Real Estate Investment Trusts)	1,361,596
140,868	WiseTech Global Ltd. (Software & Services)	8,134,993
516,401	Woodside Energy Group Ltd. (Energy)	13,310,336
531,144	Woolworths Group Ltd. (Consumer Staples Distribution & Retail)	13,793,206

		152,474,189

Austria – 0.4%
34,038	BAWAG Group AG (Banks)*(a)	1,658,245
83,103	Erste Group Bank AG (Banks)	3,140,951
127,521	Raiffeisen Bank International AG (Banks)*	2,061,941

		6,861,137

Shares	Description	Value

Common Stocks – (continued)
Belgium – 0.3%
43,990	Anheuser-Busch InBev SA/NV (Food, Beverage & Tobacco)	$ 2,516,478
20,210	D’ieteren Group (Consumer Discretionary Distribution & Retail)	3,529,602

		6,046,080

China – 0.4%
250,000	BOC Hong Kong Holdings Ltd. (Banks)	763,011
35,176	Prosus NV (Consumer Discretionary Distribution & Retail)*	2,785,834
3,414,100	Yangzijiang Shipbuilding Holdings Ltd. (Capital Goods)	3,955,113

		7,503,958

Denmark – 2.8%
704	AP Moller – Maersk A/S, Class A (Transportation)	1,415,480
1,208	AP Moller – Maersk A/S, Class B (Transportation)	2,481,482
13,802	Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	5,689,181
110,956	Jyske Bank A/S (Banks)*	8,393,233
170,405	Novo Nordisk A/S, Class B (Pharmaceuticals, Biotechnology & Life Sciences)	27,478,188
20,635	Pandora A/S (Consumer Durables & Apparel)	2,064,160

		47,521,724

Finland – 1.4%
35,833	Kesko OYJ, Class B (Consumer Staples Distribution & Retail)	716,972
107,704	Kone OYJ, Class B (Capital Goods)	5,524,441
23,834	Konecranes OYJ (Capital Goods)	866,287
439,055	Nordea Bank Abp (Banks)	4,969,376
85,858	Nordea Bank Abp (Banks)	972,054
217,247	Sampo OYJ, Class A (Insurance)	9,573,345
30,242	UPM-Kymmene OYJ (Materials)	1,001,243

		23,623,718

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
France – 10.4%
31,625	Airbus SE (Capital Goods)	$ 4,658,365
2,809	Alten SA (Software & Services)	404,591
6,879	Arkema SA (Materials)	741,825
266,205	AXA SA (Insurance)	8,182,836
13,112	Cie de Saint-Gobain (Capital Goods)	886,782
41,103	Dassault Aviation SA (Capital Goods)	7,984,725
337,119	Dassault Systemes (Software & Services)	14,408,017
203,950	Edenred (Financial Services)	13,246,628
95,342	Eiffage SA (Capital Goods)	9,919,151
791,105	Engie SA (Utilities)	12,978,340
34,101	EssilorLuxottica SA (Health Care Equipment & Services)	6,860,280
8,388	Hermes International (Consumer Durables & Apparel)	18,564,867
38,878	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	4,899,675
140,535	Legrand SA (Capital Goods)	14,089,295
9,637	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)	8,950,540
386,655	Rexel SA (Capital Goods)	9,326,992
79,173	Safran SA (Capital Goods)	13,143,760
83,361	Thales SA (Capital Goods)	12,469,964
107,267	Vinci SA (Capital Goods)	12,598,231
84,757	Worldline SA (Financial Services)*(a)	3,359,717

		177,674,581

Germany – 7.3%
157,948	Bayerische Motoren Werke AG (Automobiles & Components)	19,261,754
2,960	Beiersdorf AG (Household & Personal Products)	383,336
136,400	Deutsche Bank AG (Financial Services)	1,512,013
308,804	Deutsche Lufthansa AG (Transportation)*	3,114,678
823,349	E.ON SE (Utilities)	10,415,636
112,252	Fresenius SE & Co. KGaA (Health Care Equipment & Services)	3,522,711
85,201	GEA Group AG (Capital Goods)	3,616,086
45,563	HUGO BOSS AG (Consumer Durables & Apparel)	3,679,148
385,880	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	16,953,832
73,712	Mercedes-Benz Group AG (Automobiles & Components)	5,886,858

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
46,610	MTU Aero Engines AG (Capital Goods)	$ 10,883,975
40,420	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Insurance)	15,215,944
156,598	SAP SE (Software & Services)	21,361,794
33,856	Siemens AG (Capital Goods)	5,770,494
132,517	TeamViewer SE (Software & Services)*(a)	2,252,611

		123,830,870

Hong Kong – 0.9%
240,000	AIA Group Ltd. (Insurance)	2,401,138
108,800	Hong Kong Exchanges & Clearing Ltd. (Financial Services)	4,587,228
95,400	Jardine Matheson Holdings Ltd. (Capital Goods)	4,755,690
60,000	Sun Hung Kai Properties Ltd. (Real Estate Management & Development)	753,398
124,500	Swire Pacific Ltd., Class A (Real Estate Management & Development)	1,040,725
94,000	Techtronic Industries Co. Ltd. (Capital Goods)	1,067,892

		14,606,071

Israel – 0.0%
37,715	Plus500 Ltd. (Financial Services)	728,928

Italy – 1.9%
306,684	Banca Mediolanum SpA (Financial Services)	2,980,026
1,223,207	Banco BPM SpA (Banks)	6,120,987
24,313	Ferrari NV (Automobiles & Components)	7,794,425
242,807	Leonardo SpA (Capital Goods)	3,287,455
48,091	Prysmian SpA (Capital Goods)	1,917,635
10,865	Reply SpA (Software & Services)	1,177,084
266,911	UniCredit SpA (Banks)	6,758,257
323,184	Unipol Gruppo SpA (Insurance)	1,799,390

		31,835,259

Japan – 26.1%
27,000	Air Water, Inc. (Materials)	380,259
148,000	Aisin Corp. (Automobiles & Components)	4,809,278
1,526,800	Asahi Kasei Corp. (Materials)	10,404,765

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
573,400	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 8,384,456
30,800	Capcom Co. Ltd. (Media & Entertainment)	1,384,984
55,100	Chubu Electric Power Co., Inc. (Utilities)	690,282
165,600	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	4,707,344
118,000	Dai-ichi Life Holdings, Inc. (Insurance)	2,410,944
167,200	Daiwa House Industry Co. Ltd. (Real Estate Management & Development)	4,544,317
41,100	Fuji Electric Co. Ltd. (Capital Goods)	1,858,115
435,200	Fujikura Ltd. (Capital Goods)	3,638,788
93,400	Fujitsu Ltd. (Software & Services)	12,094,348
126,700	HIS Co. Ltd. (Consumer Services)*	1,816,059
67,300	Honda Motor Co. Ltd. (Automobiles & Components)	2,145,618
132,500	Hulic Co. Ltd. (Real Estate Management & Development)	1,128,133
357,600	Isetan Mitsukoshi Holdings Ltd. (Consumer Discretionary Distribution & Retail)	3,879,560
51,800	Isuzu Motors Ltd. (Automobiles & Components)	672,921
186,900	J Front Retailing Co. Ltd. (Consumer Discretionary Distribution & Retail)	1,819,187
582,200	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	12,918,788
887,300	JFE Holdings, Inc. (Materials)	14,352,887
411,100	JGC Holdings Corp. (Capital Goods)	5,763,848
15,700	Kansai Electric Power Co., Inc. (The) (Utilities)	206,255
313,400	KDDI Corp. (Telecommunication Services)	9,223,895
36,500	Kinden Corp. (Capital Goods)	503,395
1,287,500	Kobe Steel Ltd. (Materials)	14,081,824
73,200	Komatsu Ltd. (Capital Goods)	2,050,658
9,800	Kureha Corp. (Materials)	585,913
81,400	Kyushu Electric Power Co., Inc. (Utilities)*	552,708
632,000	Mazda Motor Corp. (Automobiles & Components)	6,269,753
334,400	Mitsubishi Corp. (Capital Goods)	17,110,066
20,200	Mitsubishi Electric Corp. (Capital Goods)	291,509
469,400	Mitsubishi Estate Co. Ltd. (Real Estate Management & Development)	5,752,822

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
3,019,000	Mitsubishi HC Capital, Inc. (Financial Services)	$ 19,971,806
241,400	Mitsubishi Heavy Industries Ltd. (Capital Goods)	11,452,995
1,532,600	Mitsubishi UFJ Financial Group, Inc. (Banks)	12,340,885
122,000	MIXI, Inc. (Media & Entertainment)	2,304,376
64,400	MS&AD Insurance Group Holdings, Inc. (Insurance)	2,395,251
226,000	NEC Corp. (Software & Services)	11,434,567
138,500	Nexon Co. Ltd. (Media & Entertainment)	2,642,499
43,600	NIPPON EXPRESS HOLDINGS, Inc. (Transportation)	2,556,322
225,000	Nippon Paint Holdings Co. Ltd. (Materials)	2,061,510
242,100	Nippon Steel Corp. (Materials)	5,533,528
2,710,000	Nissan Motor Co. Ltd. (Automobiles & Components)	11,937,953
51,100	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	633,692
68,600	NTT Data Group Corp. (Software & Services)	954,308
972,100	ORIX Corp. (Financial Services)	18,699,834
342,300	Otsuka Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	12,585,454
228,400	Renesas Electronics Corp. (Semiconductors & Semiconductor Equipment)*	4,406,713
497,000	Round One Corp. (Consumer Services)	1,989,440
51,700	Sankyo Co. Ltd. (Consumer Durables & Apparel)	2,186,993
1,205,800	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	10,536,682
116,400	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	12,576,951
295,700	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	4,491,538
120,000	Sekisui House Ltd. (Consumer Durables & Apparel)	2,448,204
277,600	Seven & i Holdings Co. Ltd. (Consumer Staples Distribution & Retail)	11,516,260
81,000	Shin-Etsu Chemical Co. Ltd. (Materials)	2,668,533

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
119,800	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 5,020,586
82,400	SoftBank Group Corp. (Telecommunication Services)	4,191,065
121,300	Sompo Holdings, Inc. (Insurance)	5,362,765
381,500	Subaru Corp. (Automobiles & Components)	7,230,793
223,400	SUMCO Corp. (Semiconductors & Semiconductor Equipment)	3,255,367
669,300	Sumitomo Corp. (Capital Goods)	14,358,424
266,200	Sumitomo Electric Industries Ltd. (Automobiles & Components)	3,413,209
321,600	Sumitomo Heavy Industries Ltd. (Capital Goods)	7,915,801
83,200	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	3,236,622
523,100	Sumitomo Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,168,246
87,800	T&D Holdings, Inc. (Insurance)	1,427,524
44,800	Taiheiyo Cement Corp. (Materials)	935,617
44,200	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,704,233
270,200	Takashimaya Co. Ltd. (Consumer Discretionary Distribution & Retail)	3,927,760
17,300	TIS, Inc. (Software & Services)	438,794
56,600	Toho Gas Co. Ltd. (Utilities)	1,060,485
10,500	Token Corp. (Consumer Durables & Apparel)	553,352
63,000	Tokio Marine Holdings, Inc. (Insurance)	1,448,684
21,300	Tokyo Century Corp. (Financial Services)	834,268
71,400	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	10,716,216
10,400	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	576,083
1,850,500	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development)	11,001,120
363,000	TOPPAN, Inc. (Commercial & Professional Services)	8,544,482
25,700	Toyo Suisan Kaisha Ltd. (Food, Beverage & Tobacco)	1,063,008

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
844,200	Toyota Motor Corp. (Automobiles & Components)	$ 14,194,178
20,400	Toyota Tsusho Corp. (Capital Goods)	1,193,505
43,700	UBE Corp. (Materials)	797,620
33,300	Yamaichi Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	534,799

		443,864,579

Netherlands – 5.1%
58,743	ABN AMRO Bank NV (Banks)(a)	998,820
44,619	ASML Holding NV (Semiconductors & Semiconductor Equipment)	31,959,209
58,430	EXOR NV (Financial Services)	5,460,025
79,639	Heineken Holding NV (Food, Beverage & Tobacco)	6,528,422
211,013	ING Groep NV (Banks)	3,080,087
345,263	Koninklijke Ahold Delhaize NV (Consumer Staples Distribution & Retail)	11,900,746
571,580	Shell PLC (Energy)	17,582,312
194,110	Universal Music Group NV (Media & Entertainment)	4,978,904
31,738	Wolters Kluwer NV (Commercial & Professional Services)	3,985,535

		86,474,060

New Zealand – 0.1%
21,797	Xero Ltd. (Software & Services)*	1,791,745

Norway – 0.5%
465,005	Aker Solutions ASA (Energy)	2,067,044
307,491	DNB Bank ASA (Banks)	6,336,617
13,390	Kongsberg Gruppen ASA (Capital Goods)	581,007

		8,984,668

Portugal – 0.1%
78,544	Jeronimo Martins SGPS SA (Consumer Staples Distribution & Retail)	2,138,423

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Singapore – 0.8%
51,200	Oversea-Chinese Banking Corp. Ltd. (Banks)	$ 512,397
1,033,600	Sembcorp Industries Ltd. (Utilities)	4,237,119
413,700	Singapore Airlines Ltd. (Transportation)	2,343,622
583,400	Singapore Exchange Ltd. (Financial Services)	4,264,535
40,841	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	2,184,437

		13,542,110

Spain – 2.7%
82,699	Amadeus IT Group SA (Consumer Services)	5,932,508
1,008,119	Banco Bilbao Vizcaya Argentaria SA (Banks)	7,990,734
283,339	Banco Santander SA (Banks)	1,148,170
916,696	Bankinter SA (Banks)	5,931,068
253,456	Iberdrola SA (Utilities)	3,163,520
483,348	Industria de Diseno Textil SA (Consumer Discretionary Distribution & Retail)	18,501,514
869,316	Telefonica SA (Telecommunication Services)	3,703,953

		46,371,467

Sweden – 5.7%
170,153	Atlas Copco AB, Class B (Capital Goods)	2,101,206
74,178	Essity AB, Class B (Household & Personal Products)	1,839,339
70,884	Evolution AB (Consumer Services)(a)	8,740,895
203,834	H & M Hennes & Mauritz AB, Class B (Consumer Discretionary Distribution & Retail)	3,428,443
685,317	Hexagon AB, Class B (Technology Hardware & Equipment)	6,644,705
12,450	Industrivarden AB, Class A (Financial Services)	353,542
230,553	Investor AB, Class A (Financial Services)	4,682,163
689,434	Investor AB, Class B (Financial Services)	14,080,992
128,540	Saab AB, Class B (Capital Goods)	6,775,232
169,072	Sandvik AB (Capital Goods)	3,434,280
417,526	Skandinaviska Enskilda Banken AB, Class A (Banks)	5,061,350
390,488	SKF AB, Class B (Capital Goods)	7,439,749

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
95,672	SSAB AB, Class A (Materials)	$ 607,082
759,399	SSAB AB, Class B (Materials)	4,645,968
63,524	Svenska Cellulosa AB SCA, Class B (Materials)	844,074
559,619	Swedbank AB, Class A (Banks)	10,264,366
110,009	Swedish Orphan Biovitrum AB (Pharmaceuticals, Biotechnology & Life Sciences)*(b)	2,153,215
47,200	Trelleborg AB, Class B (Capital Goods)	1,256,589
525,128	Volvo AB, Class B (Capital Goods)	11,583,605
163,750	Volvo Car AB, Class B (Automobiles & Components)*	809,416

		96,746,211

Switzerland – 4.2%
424,629	ABB Ltd. (Capital Goods)	17,039,317
807	Chocoladefabriken Lindt & Spruengli AG (Food, Beverage & Tobacco)	9,869,801
2	Chocoladefabriken Lindt & Spruengli AG (Food, Beverage & Tobacco)	243,071
13,830	Georg Fischer AG (Capital Goods)	944,537
60,068	Julius Baer Group Ltd. (Financial Services)	4,254,469
18,527	Logitech International SA (Technology Hardware & Equipment)	1,309,840
215,536	Novartis AG (Pharmaceuticals, Biotechnology & Life Sciences)	22,566,020
2,692	Partners Group Holding AG (Diversified Financials)	3,022,131
10,937	Sonova Holding AG (Health Care Equipment & Services)	3,048,636
6,963	Temenos AG (Software & Services)	598,837
219,059	UBS Group AG (Financial Services)	4,860,674
7,367	Zurich Insurance Group AG (Insurance)	3,561,934

		71,319,267

United Kingdom – 8.6%
166,602	AstraZeneca PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	11,945,363
2,466,341	Aviva PLC (Insurance)	12,287,728
82,296	BAE Systems PLC (Capital Goods)	984,184
466,581	Barclays PLC (Banks)	925,844
149,729	Beazley PLC (Insurance)	1,054,940

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
17,859	Berkeley Group Holdings PLC (Consumer Durables & Apparel)	$ 995,779
268,048	BP PLC ADR (Energy)	9,998,190
732,260	British American Tobacco PLC (Food, Beverage & Tobacco)	24,624,550
49,811	Burberry Group PLC (Consumer Durables & Apparel)	1,421,869
1,950,641	Centrica PLC (Utilities)	3,456,838
518,723	Compass Group PLC (Consumer Services)	13,495,967
80,015	DS Smith PLC (Materials)	318,128
283,642	Imperial Brands PLC (Food, Beverage & Tobacco)	6,701,175
68,092	Inchcape PLC (Consumer Discretionary Distribution & Retail)	716,125
607,935	Informa PLC (Media & Entertainment)	5,915,141
61,239	Intermediate Capital Group PLC (Financial Services)	1,105,245
312,329	JD Sports Fashion PLC (Consumer Discretionary Distribution & Retail)	632,665
595,321	Man Group PLC (Financial Services)	1,825,014
126,750	Melrose Industries PLC (Capital Goods)	862,607
2,858,824	NatWest Group PLC (Banks)	8,973,976
94,942	Next PLC (Consumer Discretionary Distribution & Retail)	8,586,647
1,776,632	Rolls-Royce Holdings PLC (Capital Goods)*	4,212,643
139,687	RS GROUP PLC (Capital Goods)	1,407,066
77,760	Sage Group PLC (The) (Software & Services)	935,344
452,353	Smiths Group PLC (Capital Goods)	9,865,672
78,122	SSE PLC (Utilities)	1,689,245
466,834	Standard Chartered PLC (Banks)	4,484,204
673,225	Vodafone Group PLC ADR (Telecommunication Services)	6,476,424

		145,898,573

United States – 7.2%
79,115	Experian PLC (Commercial & Professional Services)	3,057,448
270,096	GSK PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)	9,607,315
50,060	Holcim Ltd. (Materials)*	3,489,029
121,580	Nestle SA (Food, Beverage & Tobacco)	14,895,886

Shares	Description	Value

Common Stocks – (continued)
United States – (continued)
25,082	QIAGEN NV (Pharmaceuticals, Biotechnology & Life Sciences)*	$ 1,176,886
67,651	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	20,975,292
1,040,700	Samsonite International SA (Consumer Durables & Apparel)*(a)	3,101,435
129,576	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	13,823,763
90,532	Schneider Electric SE (Capital Goods)	16,148,389
69,732	Signify NV (Capital Goods)(a)	2,192,477
1,163,182	Stellantis NV (Automobiles & Components)	23,866,037
612,620	Tenaris SA (Energy)	10,180,236

		122,514,193

TOTAL COMMON STOCKS (Cost $1,444,131,762)		$1,632,351,811

Shares	Description	Rate	Value

Preferred Stocks – 0.9%
Germany – 0.9%
22,723	Bayerische Motoren Werke AG (Automobiles & Components)	8.34%	$ 2,552,954
97,086	Porsche Automobil Holding SE (Automobiles & Components)	4.75	5,728,647
50,580	Volkswagen AG (Automobiles & Components)	23.06	6,700,619

TOTAL PREFERRED STOCKS (Cost $14,656,101)			$ 14,982,220

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $1,458,787,863)			$1,647,334,031

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.1%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,148,580	5.220%	$ 2,148,580
(Cost $2,148,580)

TOTAL INVESTMENTS – 96.9% (Cost $1,460,936,443)		$1,649,482,611

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.1%		52,794,366

NET ASSETS – 100.0%		$1,702,276,977

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

Sector Name	% of Market Value
Industrials	19.6%
Financials	19.3
Consumer Discretionary	15.3
Health Care	11.1
Information Technology	10.4
Consumer Staples	7.4
Materials	6.2
Energy	3.2
Communication Services	2.7
Real Estate	2.4
Utilities	2.3
Securities Lending Reinvestment Vehicle	0.1
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	231	09/15/23	$11,419,147	$382,971
FTSE 100 Index	40	09/15/23	3,947,075	49,866
Hang Seng Index	7	08/30/23	906,673	64,059
MSCI Singapore Index	14	08/30/23	321,587	13,901
SPI 200 Index	14	09/21/23	1,729,829	71,987
TOPIX Index	37	09/07/23	6,052,015	309,907

Total Futures Contracts				$892,691

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – 96.7%
Australia – 9.6%
1,257,511	Allkem Ltd. (Materials)*	$ 12,589,719
1,156,798	Altium Ltd. (Software & Services)	29,767,223
556,202	AMP Ltd. (Financial Services)	423,241
133,726	AUB Group Ltd. (Insurance)	2,583,200
1,129,288	BWP Trust REIT (Equity Real Estate Investment Trusts)	2,788,760
1,822,817	Capricorn Metals Ltd. (Materials)*	5,499,358
1,198,603	Centuria Industrial REIT (Equity Real Estate Investment Trusts)	2,566,637
1,917,647	Challenger Ltd. (Financial Services)	9,268,784
4,243,866	Charter Hall Group REIT (Equity Real Estate Investment Trusts)	32,710,755
2,796,314	Charter Hall Retail REIT (Equity Real Estate Investment Trusts)	7,060,793
3,001,650	CSR Ltd. (Materials)	11,578,631
136,290	Data#3 Ltd. (Software & Services)	688,778
55,902	Eagers Automotive Ltd. (Consumer Discretionary Distribution & Retail)	556,022
2,785,763	GrainCorp Ltd., Class A (Consumer Staples Distribution & Retail)	15,163,696
978,542	Helia Group Ltd. (Financial Services)	2,554,900
42,050	HUB24 Ltd. (Financial Services)	797,764
85,954	McMillan Shakespeare Ltd. (Commercial & Professional Services)	1,144,582
275,204	Metcash Ltd. (Consumer Staples Distribution & Retail)	666,417
950,382	National Storage REIT (Equity Real Estate Investment Trusts)	1,484,440
504,688	New Hope Corp. Ltd. (Energy)	1,807,419
550,958	NRW Holdings Ltd. (Capital Goods)	1,021,358
1,872,454	Perenti Ltd. (Materials)*	1,507,183
13,496,333	Perseus Mining Ltd. (Materials)	15,868,812
93,826	PEXA Group Ltd. (Real Estate Management & Development)*	837,041
733,146	Premier Investments Ltd. (Consumer Discretionary Distribution & Retail)	10,931,130
2,468,535	Sandfire Resources Ltd. (Materials)*	11,284,231
1,666,562	Seven Group Holdings Ltd. (Capital Goods)	29,421,575
32,080,481	Tabcorp Holdings Ltd. (Consumer Services)	22,757,398
2,985,690	Technology One Ltd. (Software & Services)	31,633,861
1,250,864	Viva Energy Group Ltd. (Energy)(a)	2,653,818
4,872,268	Waypoint REIT Ltd. REIT (Equity Real Estate Investment Trusts)	8,591,170
4,085,564	Webjet Ltd. (Consumer Services)*	21,686,463

Shares	Description	Value

Common Stocks – (continued)
Australia – (continued)
2,444,587	Whitehaven Coal Ltd. (Energy)	$ 11,422,358

		311,317,517

Austria – 2.1%
178,463	ams-OSRAM AG (Semiconductors & Semiconductor Equipment)*(b)	1,579,673
57,222	ANDRITZ AG (Capital Goods)	3,021,205
378,575	BAWAG Group AG (Banks)*(a)	18,443,212
29,721	Kontron AG (Software & Services)(b)	646,410
1,004,380	Raiffeisen Bank International AG (Banks)*	16,240,244
846,585	Wienerberger AG (Materials)	27,802,573

		67,733,317

Belgium – 0.9%
2,395	Ackermans & van Haaren NV (Capital Goods)	417,008
140,700	Etablissements Franz Colruyt NV (Consumer Staples Distribution & Retail)	5,362,649
324,665	Euronav NV (Energy)	5,334,129
59,153	KBC Ancora (Banks)	2,768,191
108,270	Melexis NV (Semiconductors & Semiconductor Equipment)	11,672,062
369,722	Proximus SADP (Telecommunication Services)	2,834,577

		28,388,616

China – 1.2%
32,512,900	Yangzijiang Shipbuilding Holdings Ltd. (Capital Goods)	37,665,036
122,710	Yanlord Land Group Ltd. (Real Estate Management & Development)*	74,811

		37,739,847

Denmark – 2.1%
319,083	D/S Norden A/S (Transportation)	15,984,149
92,709	Dfds A/S (Transportation)	3,323,650
275,766	H Lundbeck A/S (Pharmaceuticals, Biotechnology & Life Sciences)	1,368,750
291,545	Jyske Bank A/S (Banks)*	22,053,832
71,273	NKT A/S (Capital Goods)*	4,072,276
461,024	Sydbank AS (Banks)	22,109,906

		68,912,563

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Finland – 1.4%
392,126	Cargotec OYJ, Class B (Capital Goods)	$ 18,728,074
599,820	Konecranes OYJ (Capital Goods)	21,801,480
443,207	Tokmanni Group Corp. (Consumer Discretionary Distribution & Retail)	6,844,535

		47,374,089

France – 3.2%
113,143	Alten SA (Software & Services)(b)	16,296,428
274,751	Coface SA (Insurance)	4,024,799
77,521	Forvia (Automobiles & Components)*	1,948,016
15,471	Gaztransport Et Technigaz SA (Energy)	1,886,893
65,465	ICADE REIT (Equity Real Estate Investment Trusts)	2,667,079
229,850	IPSOS (Media & Entertainment)(b)	11,490,204
146,009	Nexans SA (Capital Goods)	12,962,718
1,497,520	Rexel SA (Capital Goods)	36,123,563
53,619	SCOR SE (Insurance)	1,602,430
30,708	Trigano SA (Automobiles & Components)	4,496,605
258,609	Verallia SA (Materials)(a)	11,462,943

		104,961,678

Georgia – 0.1%
63,919	Bank of Georgia Group PLC (Banks)	2,670,093

Germany – 3.2%
16,993	AIXTRON SE (Semiconductors & Semiconductor Equipment)	674,158
15,902	Bilfinger SE (Commercial & Professional Services)	575,720
79,234	CompuGroup Medical SE & Co KgaA (Health Care Equipment & Services)	4,023,963
26,120	CTS Eventim AG & Co. KGaA (Media & Entertainment)	1,782,586
36,264	Dermapharm Holding SE (Pharmaceuticals, Biotechnology & Life Sciences)	1,771,423
199,047	Duerr AG (Capital Goods)	6,210,367
4,215	Elmos Semiconductor SE (Semiconductors & Semiconductor Equipment)	375,422
455,040	Hensoldt AG (Capital Goods)	15,471,378
76,334	HUGO BOSS AG (Consumer Durables & Apparel)	6,163,862
66,753	Jenoptik AG (Technology Hardware & Equipment)	2,159,103
457,420	Kloeckner & Co SE (Capital Goods)	4,276,088

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
102,025	Krones AG (Capital Goods)	$ 12,294,266
93,478	Siltronic AG (Semiconductors & Semiconductor Equipment)	8,229,124
5,583	SMA Solar Technology AG (Semiconductors & Semiconductor Equipment)*(b)	532,274
89,871	Stroeer SE & Co. KGaA (Media & Entertainment)	4,346,294
1,930,809	TeamViewer SE (Software & Services)*(a)	32,821,159
278,423	TUI AG (Consumer Services)*	2,255,373

		103,962,560

Guernsey – 0.1%
4,308,548	Balanced Commercial Property Trust Ltd. REIT (Equity Real Estate Investment Trusts)	3,842,919

Hong Kong – 0.7%
605,000	Fortune Real Estate Investment Trust REIT (Equity Real Estate Investment Trusts)	437,480
179,000	Hang Lung Group Ltd. (Real Estate Management & Development)	279,919
4,298,000	Kerry Properties Ltd. (Real Estate Management & Development)	9,292,123
1,097,000	Luk Fook Holdings International Ltd. (Consumer Discretionary Distribution & Retail)	2,896,419
368,800	Man Wah Holdings Ltd. (Consumer Durables & Apparel)	320,061
313,000	Sun Hung Kai & Co. Ltd. (Financial Services)	116,556
11,766,000	United Laboratories International Holdings Ltd. (The) (Pharmaceuticals, Biotechnology & Life Sciences)	9,437,373

		22,779,931

Indonesia – 0.1%
1,833,400	First Resources Ltd. (Food, Beverage & Tobacco)	2,083,057
1,425,300	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)	268,398

		2,351,455

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Israel – 2.8%
88,576	Airport City Ltd. (Real Estate Management & Development)*	$ 1,335,567
311,436	Alony Hetz Properties & Investments Ltd. (Real Estate Management & Development)	2,616,542
317,398	Amot Investments Ltd. (Real Estate Management & Development)	1,701,165
2,403,947	Bezeq The Israeli Telecommunication Corp. Ltd. (Telecommunication Services)	3,180,534
17,388	Big Shopping Centers Ltd. (Real Estate Management & Development)*	1,635,328
44,538	Camtek Ltd./Israel (Semiconductors & Semiconductor Equipment)*	2,058,564
119,975	Clal Insurance Enterprises Holdings Ltd. (Insurance)*	1,827,516
1,116	Delek Group Ltd. (Energy)	157,647
1,835	Delta Galil Ltd. (Consumer Durables & Apparel)	72,399
12,462	Elco Ltd. (Capital Goods)	453,190
255,502	Energix-Renewable Energies Ltd. (Utilities)	935,020
98,363	Enlight Renewable Energy Ltd. (Utilities)*	1,894,383
22,850	Fattal Holdings 1998 Ltd. (Consumer Services)*	2,411,244
8,957	FIBI Holdings Ltd. (Banks)	399,081
109,692	First International Bank Of Israel Ltd. (The) (Banks)	4,636,956
20,415	Fox Wizel Ltd. (Consumer Discretionary Distribution & Retail)	1,703,288
211,479	G City Ltd. (Real Estate Management & Development)	733,211
762,384	Harel Insurance Investments & Financial Services Ltd. (Insurance)	6,012,969
192,093	Israel Canada T.R Ltd. (Real Estate Management & Development)	475,622
11,524	Israel Corp. Ltd. (Materials)	3,593,272
22,246	Melisron Ltd. (Real Estate Management & Development)	1,470,098
1,795,390	Mivne Real Estate KD Ltd. (Real Estate Management & Development)	4,733,373
47,331	Nova Ltd. (Semiconductors & Semiconductor Equipment)*	5,883,439
1,041,520	Oil Refineries Ltd. (Energy)	332,936
52,570	OPC Energy Ltd. (Utilities)*	374,385
47,479	Perion Network Ltd. (Media & Entertainment)*	1,716,626

Shares	Description	Value

Common Stocks – (continued)
Israel – (continued)
968,170	Phoenix Holdings Ltd. (The) (Insurance)	$ 9,934,060
1,194,363	Plus500 Ltd. (Financial Services)	23,083,773
103,142	Shapir Engineering and Industry Ltd. (Capital Goods)	735,230
117,871	Shikun & Binui Ltd. (Capital Goods)*	322,757
522,166	Shufersal Ltd. (Consumer Staples Distribution & Retail)*	2,769,027
31,572	Strauss Group Ltd. (Food, Beverage & Tobacco)*	743,523

		89,932,725

Italy – 6.0%
203,783	Banca IFIS SpA (Financial Services)	3,598,984
3,094,584	Banca Mediolanum SpA (Financial Services)	30,069,850
2,926,966	Banca Popolare di Sondrio SPA (Banks)	14,139,423
6,153,091	Banco BPM SpA (Banks)	30,790,365
1,392,311	BFF Bank SpA (Financial Services)(a)	15,715,554
2,896,345	BPER Banca (Banks)	10,022,233
29,305	Brunello Cucinelli SpA (Consumer Durables & Apparel)	2,477,751
763,628	Iren SpA (Utilities)	1,547,489
726,862	Iveco Group NV (Capital Goods)*	6,893,974
2,585,268	Leonardo SpA (Capital Goods)	35,002,911
2,416,658	OVS SpA (Consumer Durables & Apparel)(a)	6,640,785
125,810	Reply SpA (Software & Services)	13,629,902
1,031,240	Technogym SpA (Consumer Durables & Apparel)(a)	9,513,174
74,685	Technoprobe SpA (Semiconductors & Semiconductor Equipment)*	682,938
2,669,585	Unipol Gruppo SpA (Insurance)	14,863,433

		195,588,766

Japan – 33.3%
1,856,800	Air Water, Inc. (Materials)	26,150,586
989,300	Alps Alpine Co. Ltd. (Technology Hardware & Equipment)	8,744,379
476,500	Amada Co. Ltd. (Capital Goods)	4,689,484
65,800	Aozora Bank Ltd. (Banks)	1,353,222
17,900	Arcs Co. Ltd. (Consumer Staples Distribution & Retail)	312,329
55,000	Autobacs Seven Co. Ltd. (Consumer Discretionary Distribution & Retail)	603,918
111,100	BIPROGY, Inc. (Software & Services)	2,726,848

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
103,600	Central Glass Co. Ltd. (Capital Goods)	$ 2,248,587
774,200	Chiyoda Corp. (Capital Goods)*	1,880,348
1,785,100	Citizen Watch Co. Ltd. (Technology Hardware & Equipment)	11,666,997
1,039,400	Coca-Cola Bottlers Japan Holdings, Inc. (Food, Beverage & Tobacco)	11,970,023
72,500	Daido Steel Co. Ltd. (Materials)	3,108,265
1,480	Daiwa Office Investment Corp. REIT (Equity Real Estate Investment Trusts)	6,516,010
779,500	Doutor Nichires Holdings Co. Ltd. (Consumer Services)	12,241,374
6,200	DTS Corp. (Software & Services)	146,566
25,700	Electric Power Development Co. Ltd. (Utilities)	406,587
416,000	ES-Con Japan Ltd. (Consumer Durables & Apparel)	2,353,943
345,100	Exedy Corp. (Automobiles & Components)	6,038,701
253,900	FCC Co. Ltd. (Automobiles & Components)	3,328,027
1,195,600	Ferrotec Holdings Corp. (Semiconductors & Semiconductor Equipment)	28,928,964
764	Frontier Real Estate Investment Corp. REIT (Equity Real Estate Investment Trusts)	2,538,486
61,900	Fuji Soft, Inc. (Software & Services)	2,062,409
2,550,500	Fujikura Ltd. (Capital Goods)	21,325,204
53,100	Fukuyama Transporting Co. Ltd. (Transportation)	1,500,794
276,900	Furukawa Electric Co. Ltd. (Capital Goods)	5,316,381
223,200	Geo Holdings Corp. (Consumer Discretionary Distribution & Retail)	3,096,226
143,600	Glory Ltd. (Capital Goods)	2,954,541
822,000	Gree, Inc. (Media & Entertainment)	3,633,340
192,200	GS Yuasa Corp. (Capital Goods)	3,867,445
27,100	G-Tekt Corp. (Automobiles & Components)	352,805
55,100	Gunma Bank Ltd. (The) (Banks)	233,202
2,488,100	H2O Retailing Corp. (Consumer Staples Distribution & Retail)	26,781,079
14,800	Hanwa Co. Ltd. (Capital Goods)	506,259
806,200	Heiwa Corp. (Consumer Services)	13,656,015
1,868,800	HIS Co. Ltd. (Consumer Services)*	26,786,517
212,600	Hisamitsu Pharmaceutical Co., Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	6,794,065
35,900	Hokkaido Electric Power Co., Inc. (Utilities)*	167,428

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
131,900	H.U. Group Holdings, Inc. (Health Care Equipment & Services)	$ 2,604,179
8,925	Ichigo Office REIT Investment Corp. REIT (Equity Real Estate Investment Trusts)	5,559,801
205,600	IHI Corp. (Capital Goods)	5,055,167
655,300	Iino Kaiun Kaisha Ltd. (Transportation)	4,231,539
21,858	Industrial & Infrastructure Fund Investment Corp. REIT (Equity Real Estate Investment Trusts)	22,877,392
40,400	INFRONEER Holdings, Inc. (Capital Goods)	393,417
17,900	Iriso Electronics Co. Ltd. (Technology Hardware & Equipment)	497,447
576,000	Isetan Mitsukoshi Holdings Ltd. (Consumer Discretionary Distribution & Retail)	6,248,955
10,800	Iwatani Corp. (Energy)	576,496
7,200	Izumi Co. Ltd. (Consumer Discretionary Distribution & Retail)	181,426
50,400	J Front Retailing Co. Ltd. (Consumer Discretionary Distribution & Retail)	490,567
211,300	JAFCO Group Co. Ltd. (Financial Services)	2,762,642
877,700	JGC Holdings Corp. (Capital Goods)	12,305,837
358,000	JTEKT Corp. (Automobiles & Components)	3,376,864
38,400	Justsystems Corp. (Software & Services)	1,092,899
271,700	Kaga Electronics Co. Ltd. (Technology Hardware & Equipment)	12,171,086
797,300	Kamigumi Co. Ltd. (Transportation)	18,494,421
476,400	Kandenko Co. Ltd. (Capital Goods)	4,178,847
681,700	Kanematsu Corp. (Capital Goods)	10,000,217
84,900	Kawasaki Heavy Industries Ltd. (Capital Goods)	2,165,225
751	Kenedix Retail REIT Corp. REIT (Equity Real Estate Investment Trusts)	1,469,756
602,700	Kinden Corp. (Capital Goods)	8,312,219
3,579,000	Kobe Steel Ltd. (Materials)	39,144,738
91,500	Kureha Corp. (Materials)	5,470,515
87,400	KYB Corp. (Automobiles & Components)	3,097,058
395,900	Kyushu Electric Power Co., Inc. (Utilities)*	2,688,169
142,000	Life Corp. (Consumer Staples Distribution & Retail)	3,562,057
98,900	Macnica Holdings, Inc. (Technology Hardware & Equipment)	4,145,093
77,900	Mandom Corp. (Household & Personal Products)	782,101

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
242,000	Mani, Inc. (Health Care Equipment & Services)	$ 3,112,008
328,900	Maruha Nichiro Corp. (Food, Beverage & Tobacco)	5,705,188
166,700	Maruichi Steel Tube Ltd. (Materials)	3,950,981
235,900	Meitec Corp. (Commercial & Professional Services)	4,300,529
319,800	Menicon Co. Ltd. (Health Care Equipment & Services)	5,736,042
311,900	Mimasu Semiconductor Industry Co. Ltd. (Semiconductors & Semiconductor Equipment)	6,526,530
15,100	MIRAIT ONE Corp. (Capital Goods)	193,853
569,700	Mitsubishi Gas Chemical Co., Inc. (Materials)	8,544,669
17,900	Mitsubishi Logisnext Co. Ltd. (Capital Goods)	161,031
877,100	Mitsubishi Logistics Corp. (Transportation)	22,031,929
3,898,600	Mitsubishi Motors Corp. (Automobiles & Components)	15,744,600
111,400	Mitsubishi Research Institute, Inc. (Software & Services)	4,217,839
548,600	MIXI, Inc. (Media & Entertainment)	10,362,136
324,400	Mizuho Leasing Co. Ltd. (Financial Services)	11,140,624
98,500	NEC Networks & System Integration Corp. (Software & Services)	1,298,831
202,500	NET One Systems Co. Ltd. (Software & Services)	4,449,314
217,600	Nikkon Holdings Co. Ltd. (Transportation)	4,573,826
6,213	NIPPON REIT Investment Corp. REIT (Equity Real Estate Investment Trusts)	14,792,792
36,100	Nisshin Oillio Group Ltd. (The) (Food, Beverage & Tobacco)	969,001
830,800	Nisshinbo Holdings, Inc. (Capital Goods)	7,140,006
1,040,500	Nissui Corp. (Food, Beverage & Tobacco)	4,955,176
139,600	NOK Corp. (Automobiles & Components)	2,102,024
189,900	NS Solutions Corp. (Software & Services)	4,984,044
738,600	NS United Kaiun Kaisha Ltd. (Transportation)	19,882,552
984,700	NSK Ltd. (Capital Goods)	6,373,556
482,000	NTN Corp. (Capital Goods)	1,083,034
5,399	NTT UD REIT Investment Corp. REIT (Equity Real Estate Investment Trusts)	5,120,850

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
127,500	OBIC Business Consultants Co. Ltd. (Software & Services)	$ 5,354,987
261,000	Okamura Corp. (Commercial & Professional Services)	3,745,034
50,800	Okasan Securities Group, Inc. (Financial Services)	202,408
400,000	Oki Electric Industry Co. Ltd. (Technology Hardware & Equipment)	2,526,989
65,900	Okumura Corp. (Capital Goods)	1,970,957
74,600	Open Door, Inc. (Consumer Services)*	653,718
212,780	Orient Corp. (Financial Services)	1,664,940
71	Orix JREIT, Inc. REIT (Equity Real Estate Investment Trusts)	90,328
1,438,300	Penta-Ocean Construction Co. Ltd. (Capital Goods)	7,806,980
24,600	Pigeon Corp. (Household & Personal Products)	332,263
14,700	Pilot Corp. (Commercial & Professional Services)	484,395
43,400	Rengo Co. Ltd. (Materials)	276,422
913,600	Resorttrust, Inc. (Consumer Services)	14,445,528
6,175,200	Round One Corp. (Consumer Services)	24,718,697
164,000	RS Technologies Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,517,899
625,800	Ryohin Keikaku Co. Ltd. (Consumer Discretionary Distribution & Retail)	8,126,134
16,100	Sakata Seed Corp. (Food, Beverage & Tobacco)	452,453
8,500	San-A Co. Ltd. (Consumer Staples Distribution & Retail)	281,716
725,600	Sankyo Co. Ltd. (Consumer Durables & Apparel)	30,694,039
265,600	Sankyu, Inc. (Transportation)	9,210,269
3,668,600	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	32,057,448
11,600	Sanyo Denki Co. Ltd. (Capital Goods)	588,380
67,800	Sanyo Special Steel Co. Ltd. (Materials)	1,362,050
339,300	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	36,661,165
20,600	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	450,411

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
186,100	Seiko Group Corp (Consumer Durables & Apparel)	$ 3,440,425
63,000	Seino Holdings Co. Ltd. (Transportation)	991,527
54,700	Shibaura Machine Co. Ltd. (Capital Goods)	1,748,758
1,270,800	Shikoku Electric Power Co., Inc. (Utilities)*	8,952,614
107,300	Shinmaywa Industries Ltd. (Capital Goods)	1,083,433
3,878,400	SKY Perfect JSAT Holdings, Inc. (Media & Entertainment)	16,195,515
77,800	Skylark Holdings Co. Ltd. (Consumer Services)*	1,006,692
58,700	Sojitz Corp. (Capital Goods)	1,393,672
106,200	Star Micronics Co. Ltd. (Capital Goods)	1,322,973
106,800	Starts Corp., Inc. (Real Estate Management & Development)	2,214,638
1,321,000	Sumitomo Heavy Industries Ltd. (Capital Goods)	32,514,842
6,000	Sumitomo Osaka Cement Co. Ltd. (Materials)	168,456
572,200	Sumitomo Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,371,765
37,800	Sundrug Co. Ltd. (Consumer Staples Distribution & Retail)	1,115,833
618,300	Taiheiyo Cement Corp. (Materials)	12,912,767
324,700	Taisho Pharmaceutical Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	12,519,554
2,133,800	Takashimaya Co. Ltd. (Consumer Discretionary Distribution & Retail)	31,017,969
773,600	Toho Gas Co. Ltd. (Utilities)	14,494,538
334,400	Tokai Carbon Co. Ltd. (Materials)	2,975,009
190,900	Tokai Rika Co. Ltd. (Automobiles & Components)	3,020,484
521,400	Tokai Tokyo Financial Holdings, Inc. (Financial Services)	1,607,414
12,500	Token Corp. (Consumer Durables & Apparel)	658,753
280,400	Tokyo Century Corp. (Financial Services)	10,982,570
163,500	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	9,056,693
546,700	Tokyo Steel Manufacturing Co. Ltd. (Materials)	6,613,366
312,400	Tokyotokeiba Co. Ltd. (Consumer Services)	8,463,969

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
5,621,900	Tokyu Fudosan Holdings Corp. (Real Estate Management & Development)	$ 33,421,883
6,400	Toshiba TEC Corp. (Technology Hardware & Equipment)	185,896
376,500	Toyo Construction Co. Ltd. (Capital Goods)	2,860,691
226,400	Toyo Suisan Kaisha Ltd. (Food, Beverage & Tobacco)	9,364,394
57,200	Transcosmos, Inc. (Commercial & Professional Services)	1,402,255
35,300	Tsubakimoto Chain Co. (Capital Goods)	941,167
942,200	UBE Corp. (Materials)	17,197,196
894,800	Universal Entertainment Corp. (Consumer Durables & Apparel)	16,186,475
7,300	WingArc1st, Inc. (Software & Services)	140,547
161,400	Yellow Hat Ltd. (Consumer Discretionary Distribution & Retail)	2,120,644
23,600	Yokogawa Bridge Holdings Corp. (Capital Goods)	424,573

		1,081,142,009

Malta – 0.1%
167,173	Kambi Group PLC (Consumer Services)*	3,165,823

Netherlands – 1.3%
15,777	Basic-Fit NV (Consumer Services)*(a)(b)	532,541
331,482	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	39,578,494
4,692	Redcare Pharmacy NV (Consumer Staples Distribution & Retail)*(a)	544,006
61,429	Van Lanschot Kempen NV (Financial Services)	2,012,852

		42,667,893

Norway – 2.8%
5,124,067	Aker Solutions ASA (Energy)	22,777,540
898,580	Elkem ASA (Materials)*(a)	2,131,600
1,901,899	Europris ASA (Consumer Discretionary Distribution & Retail)(a)	11,538,019
13,634	FLEX LNG Ltd. (Energy)(b)	432,390
173,017	Golden Ocean Group Ltd. (Transportation)	1,355,718
1,901,887	Hoegh Autoliners ASA (Transportation)	11,005,932
59,728	Leroy Seafood Group ASA (Food, Beverage & Tobacco)	248,495

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Norway – (continued)
9,195,771	MPC Container Ships ASA (Transportation)	$ 17,155,750
14,229,989	Norwegian Air Shuttle ASA (Transportation)*	14,203,941
4,911,628	PGS ASA (Energy)*	3,453,858
105,922	Stolt-Nielsen Ltd. (Transportation)	2,618,979
178,563	TGS ASA (Energy)	2,383,336
114,165	Veidekke ASA (Capital Goods)	1,288,644
321,644	Wallenius Wilhelmsen ASA (Transportation)	2,233,389

		92,827,591

Portugal – 0.4%
119,441	Mota-Engil SGPS SA (Capital Goods)	328,744
10,698,742	Sonae SGPS SA (Consumer Staples Distribution & Retail)	11,632,334

		11,961,078

Singapore – 1.4%
1,579,932	Hafnia Ltd. (Energy)	8,587,204
21,909	Kenon Holdings Ltd. (Utilities)	576,013
1,753,000	Keppel DC REIT (Equity Real Estate Investment Trusts)	2,889,031
8,360,900	Sembcorp Industries Ltd. (Utilities)	34,274,503
283,200	Sheng Siong Group Ltd. (Consumer Staples Distribution & Retail)	349,329

		46,676,080

Spain – 2.1%
8,629	Acerinox SA (Materials)	90,841
1,992,675	Banco de Sabadell SA (Banks)	2,455,721
5,088,717	Bankinter SA (Banks)	32,924,246
3,639,588	Merlin Properties Socimi SA REIT (Equity Real Estate Investment Trusts)	33,917,241

		69,388,049

Sweden – 5.3%
24,436	AddTech AB, Class B (Capital Goods)	455,239
2,408,048	Arjo AB, Class B (Health Care Equipment & Services)	10,302,838
16,010	Avanza Bank Holding AB (Financial Services)	362,552
1,816,436	Betsson AB, Class B (Consumer Services)*	21,978,752
16,442	BioArctic AB (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	471,120

Shares	Description	Value

Common Stocks – (continued)
Sweden – (continued)
465,015	Biotage AB (Pharmaceuticals, Biotechnology & Life Sciences)	$ 5,739,988
25,064	BoneSupport Holding AB (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	350,846
672,584	Bravida Holding AB (Commercial & Professional Services)(a)	5,405,629
29,410	Dometic Group AB (Automobiles & Components)(a)	219,141
3,283,532	Elekta AB, Class B (Health Care Equipment & Services)	26,600,643
839,002	Fortnox AB (Software & Services)	5,149,654
557,285	Inwido AB (Capital Goods)	6,149,609
290,955	Lindab International AB (Capital Goods)	4,510,879
63,924	MEKO AB (Consumer Discretionary Distribution & Retail)	667,232
1,040,798	Modern Times Group MTG AB, Class B (Media & Entertainment)*	6,769,535
152,831	Mycronic AB (Technology Hardware & Equipment)	3,288,886
22,126	NCC AB, Class B (Capital Goods)	238,272
283,391	Pandox AB (Real Estate Management & Development)	3,341,616
115,251	Sectra AB, Class B (Health Care Equipment & Services)*	1,845,463
818,729	SSAB AB, Class A (Materials)	5,195,202
3,381,554	SSAB AB, Class B (Materials)	20,688,191
1,294,282	Trelleborg AB, Class B (Capital Goods)	34,457,209
107,279	Truecaller AB, Class B (Software & Services)*	424,963
489,425	Vitrolife AB (Pharmaceuticals, Biotechnology & Life Sciences)	7,262,349

		171,875,808

Switzerland – 3.9%
6,857,053	Aryzta AG (Food, Beverage & Tobacco)*	11,719,337
20,076	Belimo Holding AG (Capital Goods)	10,819,954
10,601	Bucher Industries AG (Capital Goods)	4,723,944
16,612	Burckhardt Compression Holding AG (Capital Goods)	9,790,122
10,155	Comet Holding AG (Technology Hardware & Equipment)	2,671,523
60,333	EFG International AG (Financial Services)*	752,673
321,145	Georg Fischer AG (Capital Goods)	21,933,004
156,656	Huber + Suhner AG (Capital Goods)	13,530,927

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Switzerland – (continued)
97,167	Implenia AG (Capital Goods)	$ 4,732,798
190,948	IWG PLC (Real Estate Management & Development)*	374,687
66,479	Mobilezone Holding AG (Consumer Discretionary Distribution & Retail)	1,107,933
90,823	PSP Swiss Property AG (Real Estate Management & Development)	10,702,590
4,574	Swissquote Group Holding SA (Financial Services)	1,035,977
52,951	Tecan Group AG (Pharmaceuticals, Biotechnology & Life Sciences)	21,070,865
29,319	u-blox Holding AG (Semiconductors & Semiconductor Equipment)*	3,283,456
15,239	Ypsomed Holding AG (Health Care Equipment & Services)	4,474,032
55,956	Zehnder Group AG (Capital Goods)	4,098,285

		126,822,107

United Kingdom – 11.4%
82,865	Aston Martin Lagonda Global Holdings PLC (Automobiles & Components)*(a)	421,172
659,185	B&M European Value Retail SA (Consumer Discretionary Distribution & Retail)	4,682,139
2,570,101	Babcock International Group PLC (Capital Goods)*	12,372,885
3,578,649	Balfour Beatty PLC (Capital Goods)	16,046,765
2,550,163	Beazley PLC (Insurance)	17,967,592
762,469	Bellway PLC (Consumer Durables & Apparel)	21,682,004
183,963	Big Yellow Group PLC REIT (Equity Real Estate Investment Trusts)	2,531,734
140,606	Bodycote PLC (Capital Goods)	1,248,692
708,278	Breedon Group PLC (Materials)	3,308,648
1,206,278	Britvic PLC (Food, Beverage & Tobacco)	13,389,543
689,427	Central Asia Metals PLC (Materials)	1,624,450
56,208	Clarkson PLC (Transportation)	2,012,555
159,623	Computacenter PLC (Software & Services)	4,503,273
411,930	Crest Nicholson Holdings PLC (Consumer Durables & Apparel)	1,128,141
120,398	DS Smith PLC (Materials)	478,685
136,661	Dunelm Group PLC (Consumer Discretionary Distribution & Retail)	2,016,917
126,505	easyJet PLC (Transportation)*	734,763
417,550	Firstgroup PLC (Transportation)	782,022

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
33,416	Frasers Group PLC (Consumer Discretionary Distribution & Retail)*	$ 348,287
19,232	Games Workshop Group PLC (Consumer Durables & Apparel)	2,875,309
222,359	Greggs PLC (Consumer Services)	7,885,692
1,400,124	Hays PLC (Commercial & Professional Services)	1,926,418
3,636,556	IG Group Holdings PLC (Financial Services)	33,043,941
2,385,677	Inchcape PLC (Consumer Discretionary Distribution & Retail)	25,090,231
980,105	J D Wetherspoon PLC (Consumer Services)*	8,502,855
575,593	JET2 PLC (Transportation)	8,296,768
282,496	John Wood Group PLC (Energy)*	536,970
511,823	Lancashire Holdings Ltd. (Insurance)	3,917,464
10,537,411	Man Group PLC (Financial Services)	32,303,444
1,653,457	Melrose Industries PLC (Capital Goods)	11,252,728
284,409	Mobico Group PLC (Transportation)	340,991
11,148	Morgan Sindall Group PLC (Capital Goods)	273,433
956,991	Pagegroup PLC (Commercial & Professional Services)	5,479,922
959,641	Paragon Banking Group PLC (Financial Services)	6,502,617
1,319,293	Playtech PLC (Consumer Services)*	9,498,381
3,426,897	QinetiQ Group PLC (Capital Goods)	14,189,401
360,881	Redde Northgate PLC (Transportation)	1,593,191
487,488	Redrow PLC (Consumer Durables & Apparel)	3,240,773
1,224,740	Rightmove PLC (Media & Entertainment)	8,973,667
2,155,003	Rotork PLC (Capital Goods)	8,536,034
533,166	RS GROUP PLC (Capital Goods)	5,370,578
248,327	RWS Holdings PLC (Commercial & Professional Services)	827,321
998,620	Safestore Holdings PLC REIT (Equity Real Estate Investment Trusts)	11,352,182
452,480	Spectris PLC (Technology Hardware & Equipment)	20,419,340
3,145,941	SSP Group PLC (Consumer Services)*	10,157,965
42,115	Telecom Plus PLC (Utilities)	899,364
153,879	TORM PLC, Class A (Energy)	3,787,493
2,410,205	Tritax Big Box REIT PLC REIT (Equity Real Estate Investment Trusts)	4,273,803
5,588,229	UK Commercial Property REIT Ltd. REIT (Equity Real Estate Investment Trusts)	3,750,778

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Shares	Description		Value

Common Stocks – (continued)
United Kingdom – (continued)
609,213	UNITE Group PLC (The) REIT (Equity Real Estate Investment Trusts)		$ 7,606,379

			369,985,700

United States – 1.2%
660,943	Reliance Worldwide Corp. Ltd. (Capital Goods)		1,877,694
1,142,606	Signify NV (Capital Goods)(a)		35,925,214
133,674	Sims Ltd. (Materials)		1,363,574

			39,166,482

TOTAL COMMON STOCKS (Cost $2,884,553,034)			$3,143,234,696

Shares	Description	Rate	Value

Preferred Stocks – 0.1%
Germany – 0.1%
11,751	FUCHS SE (Materials)	2.84%	$ 486,418
171,728	Schaeffler AG (Automobiles & Components)	7.76	1,095,103

TOTAL PREFERRED STOCKS (Cost $1,536,753)			$ 1,581,521

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE (Cost $2,886,089,787)			$3,144,816,217

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.7%(c)
Goldman Sachs Financial Square Government Fund – Institutional Shares
22,950,010	5.220%	$ 22,950,010
(Cost $22,950,010)

TOTAL INVESTMENTS – 97.5% (Cost $2,909,039,797)		$3,167,766,227

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.5%		81,384,414

NET ASSETS – 100.0%		$3,249,150,641

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an affiliated issuer.

Investment Abbreviations:
CVA	— Dutch Certification
PLC	— Public Limited Company
REIT	— Real Estate Investment Trust

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

Sector Name	% of Market Value
Industrials	25.6%
Consumer Discretionary	15.4
Financials	13.7
Information Technology	12.3
Materials	8.3
Real Estate	8.3
Health Care	5.0
Consumer Staples	4.2
Communication Services	2.3
Utilities	2.1
Energy	2.1
Securities Lending Reinvestment Vehicle	0.7
TOTAL INVESTMENTS	100.0%

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At July 31, 2023, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
EURO STOXX 50 Index	451	09/15/23	$22,294,525	$747,706
FTSE 100 Index	98	09/15/23	9,670,333	122,172
Hang Seng Index	9	08/30/23	1,165,722	82,364
MSCI Singapore Index	44	08/30/23	1,010,701	43,688
SPI 200 Index	41	09/21/23	5,065,929	210,818
TOPIX Index	107	09/07/23	17,501,775	896,069

Total Futures Contracts				$2,102,817

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as either due to broker/receivable for collateral on certain derivative contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of July 31, 2023:

EMERGING MARKETS EQUITY INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Africa	$8,085,280	$34,488,138	$579,417
Asia	88,811,656	1,580,542,856	3,120,595
Europe	—	21,788,737	—
North America	58,549,192	—	—
South America	109,332,111	28,920,972	—
Investment Company	2,054,864	—	—
Securities Lending Reinvestment Vehicle	93,125	—	—

Total	$266,926,228	$1,665,740,703	$3,700,012

Derivative Type

Assets(b)
Futures Contracts	$1,715,449	$—	$—

Total	$1,715,449	$—	$—

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INTERNATIONAL EQUITY INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$12,593,711	$467,651,935	$—
Europe	28,419,977	861,888,281	—
North America	9,607,315	112,906,878	—
Oceania	3,347,864	150,918,070	—
Securities Lending Reinvestment Vehicle	2,148,580	—	—

Total	$56,117,447	$1,593,365,164	$—

Derivative Type

Assets(b)
Futures Contracts	$892,691	$—	$—

Total	$892,691	$—	$—

INTERNATIONAL SMALL CAP INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments(a)
Asia	$23,083,773	$1,257,538,274	$—
Europe	88,300,915	1,425,409,256	—
North America	—	39,166,482	—
Oceania	—	311,317,517	—
Securities Lending Reinvestment Vehicle	22,950,010	—	—

Total	$134,334,698	$3,033,431,529	$—

Derivative Type

Assets(b)
Futures Contracts	$2,102,817	$—	$—

Total	$2,102,817	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table. The Fund Utilizes fair value model prices provided by an independent third party fair value service for certain international equity securities resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives and other similar instruments (collectively, referred to in this paragraph as “derivatives”) may result in loss, including due to adverse market movements. Derivatives, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other assets and instruments, may increase market exposure and be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying assets or instruments may produce disproportionate losses to the Funds. Certain derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not, or lacks the capacity or authority to, fulfill its contractual obligations, liquidity risk, which includes the risk that the Funds will not be able to exit the derivative when it is advantageous to do so, and risks arising from margin requirements, which include the risk that the Funds will be required to pay additional margin or set aside additional collateral to maintain open derivative positions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Schedule of Investments (continued)

July 31, 2023 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with a Fund’s investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Emerging Markets Equity Insights Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.